UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:    Rima Senvest Management, L.L.C.

Address: 110 East 55th Street, Suite 1600
         New York, NY 10022

13F File Number: 028-11698


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   George Malikotsis
Title:  Vice President
Phone:  (514) 281-8082


Signature, Place and Date of Signing:


/s/ George Malikotsis             New York, NY                May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   82

Form 13F Information Table Value Total:   $534,513
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   Form 13F File Number       Name

1.       028-11888            Senvest International L.L.C.
-----------------------       ------------------------------

This filing includes assets under the common control of Richard Mashaal as the Managing Member of Rima Senvest Management, L.L.C. and as an employee of Senvest International LLC, whose proprietary portfolio he manages.

                                  FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN  2          COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8

                                  TITLE OF                        VALUE    SHRS OR   SH/PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                    CLASS              CUSIP       (X$1000)  PRN AMT   PRN/CALL DISCRETION  MANAGERS SOLE  SHARED NONE
ADVANTAGE OIL & GAS LTD           COM                00765F101    2,024      604,300 SH          DEFINED     1       604,300
AEGEAN MARINE PETROLEUM NETW      SHS                Y0017S102   23,437    3,391,768 SH          DEFINED     1     3,391,768
AG MTG INVT TR INC                COM                001228105      843       42,694 SH          DEFINED     1        42,694
ALLOT COMMUNICATIONS LTD          SHS                M0854Q105    2,815      121,078 SH          DEFINED     1       121,078
ALTO PALERMO S A                  SPONSORED ADR      02151P107      664       36,712 SH          DEFINED     1        36,712
ALVARION LTD                      SHS                M0861T100      577      617,296 SH          DEFINED     1       617,296
AMERICAN APPAREL INC              COM                023850100      130      162,157 SH          DEFINED     1       162,157
AMPAL AMERN ISRAEL CORP           CL A               032015109        3       12,000 SH          DEFINED     1        12,000
AUDIOCODES LTD                    ORD                M15342104   10,805    3,972,366 SH          DEFINED     1     3,972,366
AUTHENTEC INC                     COM                052660107    4,103    1,298,544 SH          DEFINED     1     1,298,544
AXCELIS TECHNOLOGIES INC          COM                054540109    3,862    2,245,483 SH          DEFINED     1     2,245,483
BALTIC TRADING LIMITED            COM                Y0553W103      255       61,526 SH          DEFINED     1        61,526
BANK OF AMERICA CORPORATION       COM                060505104      479       50,000 SH          DEFINED     1        50,000
BIOLINERX LTD                     SPONSORED ADR      09071M106    2,007      699,300 SH          DEFINED     1       699,300
CEVA INC                          COM                157210105      681       29,980 SH          DEFINED     1        29,980
CHICOS FAS INC                    COM                168615102      313       20,700 SH          DEFINED     1        20,700
CISCO SYS INC                     COM                17275R102    3,447      163,000 SH          DEFINED     1       163,000
CITIGROUP INC                     COM NEW            172967424      366       10,000 SH          DEFINED     1        10,000
COMMTOUCH SOFTWARE LTD            SHS NEW            M25596202      148       50,787 SH          DEFINED     1        50,787
CRESUD S A C I F Y A              SPONSORED ADR      226406106    1,644      133,421 SH          DEFINED     1       133,421
CUTERA INC                        COM                232109108    1,879      219,775 SH          DEFINED     1       219,775
DELTA AIR LINES INC DEL           COM NEW            247361702    3,641      367,197 SH          DEFINED     1       367,197
DEPOMED INC                       COM                249908104    1,547      247,150 SH          DEFINED     1       247,150
DORAL FINL CORP                   COM NEW            25811P886   15,352    9,968,681 SH          DEFINED     1     9,968,681
DSP GROUP INC                     COM                23332B106    6,715    1,008,187 SH          DEFINED     1     1,008,187
ENDEAVOUR INTL CORP               COM NEW            29259G200      725       61,150 SH          DEFINED     1        61,150
FX ALLIANCE INC                   COM                361202104    1,788      114,048 SH          DEFINED     1       114,048
GASTAR EXPL LTD                   COM NEW            367299203    3,901    1,304,771 SH          DEFINED     1     1,304,771
GENWORTH FINL INC                 COM CL A           37247D106   26,713    3,210,683 SH          DEFINED     1     3,210,683
GRUPO FINANCIERO GALICIA S A      SP ADR 10 SH B     399909100      389       60,539 SH          DEFINED     1        60,539
HARTFORD FINL SVCS GROUP INC      COM                416515104      830       39,389 SH          DEFINED     1        39,389
IMMERSION CORP                    COM                452521107   12,816    2,347,253 SH          DEFINED     1     2,347,253
IRSA INVERSIONES Y REP S A        GLOBL DEP RCPT     450047204    4,205      415,884 SH          DEFINED     1       415,884
K-SWISS INC                       CL A               482686102      359       87,499 SH          DEFINED     1        87,499
MELLANOX TECHNOLOGIES LTD         SHS                M51363113    7,864      187,994 SH          DEFINED     1       187,994
MIPS TECHNOLOGIES INC             COM                604567107    5,929    1,089,949 SH          DEFINED     1     1,089,949
MISSION WEST PPTYS INC            COM                605203108    1,057      107,249 SH          DEFINED     1       107,249
MORGANS HOTEL GROUP CO            COM                61748W108    2,126      429,482 SH          DEFINED     1       429,482
MOSYS INC                         COM                619718109      119       29,960 SH          DEFINED     1        29,960
NEOPHOTONICS CORP                 COM                64051T100       74       15,749 SH          DEFINED     1        15,749
NEWCASTLE INVT CORP               COM                65105M108   18,480    2,942,675 SH          DEFINED     1     2,942,675
NII HLDGS INC                     CL B NEW           62913F201   11,870      648,303 SH          DEFINED     1       648,303
NORTHSTAR RLTY FIN CORP           COM                66704R100    8,260    1,526,838 SH          DEFINED     1     1,526,838
NOVA MEASURING INSTRUMENTS L      COM                M7516K103    6,362      710,095 SH          DEFINED     1       710,095
ONYX PHARMACEUTICALS INC          COM                683399109    4,471      118,656 SH          DEFINED     1       118,656
ORBOTECH LTD                      ORD                M75253100   13,127    1,132,647 SH          DEFINED     1     1,132,647
OVERSEAS SHIPHOLDING GROUP I      COM                690368105    6,069      480,539 SH          DEFINED     1       480,539
PALOMAR MED TECHNOLOGIES INC      COM NEW            697529303      563       60,263 SH          DEFINED     1        60,263
PAMPA ENERGIA S A                 SPONS ADR LVL I    697660207    2,811      326,864 SH          DEFINED     1       326,864
PC-TEL INC                        COM                69325Q105    1,521      228,673 SH          DEFINED     1       228,673
PIPER JAFFRAY COS                 COM                724078100    1,580       59,364 SH          DEFINED     1        59,364
QUIKSILVER INC                    COM                74838C106   19,512    4,829,766 SH          DEFINED     1     4,829,766
RADIAN GROUP INC                  COM                750236101   47,001   10,804,865 SH          DEFINED     1    10,804,865
RADISYS CORP                      COM                750459109      339       45,861 SH          DEFINED     1        45,861
RADWARE LTD                       ORD                M81873107   63,568    1,697,865 SH          DEFINED     1     1,697,865
RAIT FINANCIAL TRUST              NOTE 7.000% 4/0    749227AA2   20,739   23,500,000 SH          DEFINED     1    23,500,000
RAIT FINANCIAL TRUST              COM NEW            749227609   14,196    2,856,423 SH          DEFINED     1     2,856,423
RAMTRON INTL CORP                 COM NEW            751907304      239      120,031 SH          DEFINED     1       120,031
RESEARCH IN MOTION LTD            COM                760975102    1,166       79,301 SH          DEFINED     1        79,301
RESOURCE AMERICA INC              CL A               761195205    2,027      321,270 SH          DEFINED     1       321,270
RESOURCE CAP CORP                 COM                76120W302    8,046    1,492,701 SH          DEFINED     1     1,492,701
ROYAL BK SCOTLAND GROUP PLC       SPON ADR SER H     780097879    2,645      119,141 SH          DEFINED     1       119,141
ROYAL BK SCOTLAND GROUP PLC       SPON ADR F         780097804    1,750       74,424 SH          DEFINED     1        74,424
ROYAL BK SCOTLAND GROUP PLC       SP ADR PREF S      780097739    2,946      176,393 SH          DEFINED     1       176,393
ROYAL BK SCOTLAND GROUP PLC       SP ADR PREF M      780097796      459       27,900 SH          DEFINED     1        27,900
ROYAL BK SCOTLAND GROUP PLC       ADR PREF SHS Q     780097754    4,446      261,689 SH          DEFINED     1       261,689
ROYAL BK SCOTLAND GROUP PLC       ADR PREF SER N     780097770    1,921      118,885 SH          DEFINED     1       118,885
ROYAL BK SCOTLAND GROUP PLC       ADR PFD SER P      780097762    2,609      160,061 SH          DEFINED     1       160,061
ROYAL BK SCOTLAND GROUP PLC       SP ADR PREF T      780097713   36,088    1,899,374 SH          DEFINED     1     1,899,374
SAIC INC                          COM                78390X101    1,822      138,064 SH          DEFINED     1       138,064
SCORPIO TANKERS INC               SHS                Y7542C106      177       25,127 SH          DEFINED     1        25,127
SERACARE LIFE SCIENCES INC D      COM                81747T104      455      114,243 SH          DEFINED     1       114,243
SMITH & WESSON HLDG CORP          COM                831756101   11,950    1,541,879 SH          DEFINED     1     1,541,879
STANDARD PAC CORP NEW             COM                85375C101    2,183      489,426 SH          DEFINED     1       489,426
SUPERTEX INC                      COM                868532102    3,615      200,083 SH          DEFINED     1       200,083
SYNERON MEDICAL LTD               ORD SHS            M87245102   14,301    1,334,080 SH          DEFINED     1     1,334,080
SYNTROLEUM CORP                   COM                871630109       10       10,400 SH          DEFINED     1        10,400
TEVA PHARMACEUTICAL INDS LTD      ADR                881624209      991       22,000 SH          DEFINED     1        22,000
TOP IMAGE SYSTEMS LTD             ORD                M87896102      516      125,900 SH          DEFINED     1       125,900
UNITED CONTL HLDGS INC            COM                910047109    4,605      214,198 SH          DEFINED     1       214,198
VICOR CORP                        COM                925815102    7,336      916,979 SH          DEFINED     1       916,979
YPF SOCIEDAD ANONIMA              SPON ADR CL D      984245100   25,106      883,717 SH          DEFINED     1       883,717

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